Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life - TINGO, INC. [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Building [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives	20 years	20 years	20 years
MOTOR VEHICLES [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives		5 years
FURNITURE & FITTINGS [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives		5 years
OFFICE EQUIPMENT [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives		5 years
PLANT & MACHINERY [Member]
Property, Plant & Equipment (Details) - Schedule of property plant and equipment useful life [Line Items]
Estimated useful lives		4 years